Share Based Payments and Stock Options (Details 1) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
2014 Plan [Member]
Total shares available for issuance pursuant to the 2018 Plan, after amendment	2,500,000	2,500,000
Options outstanding	(224,000)	(281,500)
Total options exercised under Plan	(1,889,833)	(1,118,333)
Total shares issued pursuant to the Plan	(375,000)	(375,000)
Awards available for issuance under the 2018 Plan	11,167	11,167
2018 Plan [Member]
Total shares available for issuance pursuant to the 2018 Plan, after amendment	5,000,000	2,500,000
Options outstanding	(1,618,500)	(995,500)
Total options exercised under Plan	(31,333)
Total shares issued pursuant to the Plan	(69,750)	(9,500)
Awards available for issuance under the 2018 Plan	3,280,417	2,209,000